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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number: 811-21822



Federated Managed Pool Series
(Exact name of registrant as specified in charter)


5800 Corporate Drive
Pittsburgh, PA  15237-7000
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


 Registrant's telephone number, including area code: 412-288-1900

 Date of reporting period:                           7/1/2007 - 6/30/2008



ITEM 1.  PROXY VOTING RECORD.

FEDERATED CORPORATE BOND STRATEGY PORTFOLIO
FEDERATED HIGH YIELD STRATEGY PORTFOLIO
FEDERATED INTERNATIONAL BOND STRATEGY PORTFOLIO
FEDERATED MORTGAGE STRATEGY PORTFOLIO

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the funds named above were entitled to vote.


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



 (Registrant)          Federated Managed Pool Series


 By                    /s/J. Christopher Donahue
 (Signature and Title) J. Christopher Donahue
                       Principal Executive Officer

 Date:                 August 22, 2008










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